Capital & Equity	12 Months Ended
Mar. 31, 2018
Capital & Equity [Abstract]
CAPITAL & EQUITY

9 — CAPITAL & EQUITY

Ordinary Shares

The Company is authorized to issue of 500,000,000 ordinary shares, at $0.0001 par value. Since inception, the Company has issued 10,000,000 shares of ordinary shares for proceeds of $1,000.

During the year ended March 31, 2016, the Company’s shareholders have contributed capital of $1,053,607 (RMB 6,800,000) in the Company’s subsidiary — HangZhou LongYun.

On July 25, 2017, the Company’s shareholders and Board of Directors authorized a 1-for-10 reverse stock split of the Company’s outstanding Ordinary Shares (the “Reverse Stock Split”). The Reverse Stock Split was effectuated on July 25, 2017. References to shares in the consolidated financial statements and the accompanying notes, including, but not limited to, the number of shares and per share amounts, have been adjusted to reflect the Reverse Stock Split on a retroactive basis.

On August 2017, the Company’s shareholder has contributed capital of $145,232 (RMB 945,000) in the Company’s subsidiary — HangZhou LongYun.

On September 15, 2017, the Company issued 1,421,394 ordinary shares at $6.00 per share for net proceeds of $7,731,271 ($8,528,363 in gross proceeds less underwriter discounts, commissions and offering expenses of $797,092) during an initial public offering ("IPO") of the Company’s ordinary shares and concurrent listing on NASDAQ Capital Market stock exchange.